Fair Value Measurements (Recorded Amounts of Major Assets Measured at Fair Value on Nonrecurring Basis) (Detail) - Fair Value, Measurements, Nonrecurring - JPY (¥) ¥ in Millions	Sep. 30, 2017	Mar. 31, 2017
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on a nonrecurring basis	¥ 8,405	¥ 50,723
Real Estate Collateral Dependent Loans
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on a nonrecurring basis	6,748	12,472
Investment in Operating Leases and Properties under Facility Operations
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on a nonrecurring basis	1,657	22,525
Certain Investment in Affiliates
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on a nonrecurring basis		15,726
Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on a nonrecurring basis	0	0
Level 1 | Real Estate Collateral Dependent Loans
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on a nonrecurring basis	0	0
Level 1 | Investment in Operating Leases and Properties under Facility Operations
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on a nonrecurring basis	0	0
Level 1 | Certain Investment in Affiliates
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on a nonrecurring basis		0
Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on a nonrecurring basis	0	0
Level 2 | Real Estate Collateral Dependent Loans
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on a nonrecurring basis	0	0
Level 2 | Investment in Operating Leases and Properties under Facility Operations
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on a nonrecurring basis	0	0
Level 2 | Certain Investment in Affiliates
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on a nonrecurring basis		0
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on a nonrecurring basis	8,405	50,723
Level 3 | Real Estate Collateral Dependent Loans
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on a nonrecurring basis	6,748	12,472
Level 3 | Investment in Operating Leases and Properties under Facility Operations
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on a nonrecurring basis	¥ 1,657	22,525
Level 3 | Certain Investment in Affiliates
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on a nonrecurring basis		¥ 15,726